Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities.
Accrued Expenses and Other Current Liabilities

11.Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
Advertising and promotional expenses	25,196	60,546
Professional service fees	11,759	3,952
Payable for property, equipment and leasehold improvement, net	329	140
Payable for share repurchase program	949	—
Payable for remuneration fee of ADR program	3,517	—
Accrued sales rebates for advertising business	467	381
Provision for litigation contingencies	2,403	8,896
Others	3,890	4,576
Total	48,510	78,491